Note 12 - a) Short-term debt (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Institutions [Member]
Short Term Debt [Line Items]
Current	$ 6,381	$ 5,307
Non-current	17,460	10,421
Bearer bonds - Notes [Member]
Short Term Debt [Line Items]
Current	587	583
Non-current	11,573	11,723
Suppliers [Member]
Short Term Debt [Line Items]
Current	0	0
Non-current	5	6
Trust Certificates - Senior/Junior [Member]
Short Term Debt [Line Items]
Current	71	70
Non-current	194	263
Other [Member]
Short Term Debt [Line Items]
Current	2	2
Non-current	302	384
Total Abroad [Member]
Short Term Debt [Line Items]
Current	7,041	5,962
Non-current	29,534	22,797
BNDES [Member]
Short Term Debt [Line Items]
Current	1,269	842
Non-current	19,384	18,181
Debentures - BNDES [Member]
Short Term Debt [Line Items]
Current	148	137
Non-current	496	518
Debentures - Other financial information [Member]
Short Term Debt [Line Items]
Current	41	807
Non-current	931	802
FINAME - Earmarked for construction of Bolívia - Brazil gas pipeline [Member]
Short Term Debt [Line Items]
Current	42	44
Non-current	233	58
Advance on exchange contracts (ACC) [Member]
Short Term Debt [Line Items]
Current	22	3
Non-current		0
Export credit notes [Member]
Short Term Debt [Line Items]
Current	66	632
Non-current	6,295	3,548
Bank credit certificate [Member]
Short Term Debt [Line Items]
Current	32	4
Non-current	2,164	2,071
Other [Member]
Short Term Debt [Line Items]
Current	299	0
Non-current	1,434	1,066
Total in Brazil [Member]
Short Term Debt [Line Items]
Current	1,919	2,469
Non-current	30,937	26,244
Total short-term borrowings [Member]
Short Term Debt [Line Items]
Current	8,960	8,431
Non-current	60,471	49,041
Debt Current [Abstract]
Interest on debt	869	766
Current portion of long term debt	2,883	3,406
Current debt	5,208	4,259
Total debt	$ 8,960	$ 8,431